Commitments	3 Months Ended
Mar. 31, 2022
Commitments
Commitments

18.           Commitments

(a)	As at March 31, 2022, the Company has capital commitments to incur an additional $4,889,379 (December 31, 2021 - $2,686,537) for development of its IT infrastructure and construction of Mesa facility.
(b)	The Company is committed to future minimum lease payments for short-term leases and long-term leases. The leases are related to rentals of its manufacturing facility and kiosk locations. The details of lease commitments as at March 31, 2022 are as follows:

Fiscal year	Amount
2022	$1,714,067
2023	2,860,533
2024	2,903,581
2025	2,895,888
2026 and after	22,430,785
Total	$32,804,854